Income Taxes - Schedule of Income Tax Attributes to Carry Forward (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 CAD ($)
Canadian non-capital losses [Member]
Schedule of Income Tax Attributes to Carry Forward [Line Items]
Income tax attributes to carry forward	$ 223,921
Expiry date	2045
Canadian capital losses [Member]
Schedule of Income Tax Attributes to Carry Forward [Line Items]
Income tax attributes to carry forward	$ 2,574
Expiry date	Indefinite
Canadian tax basis of mineral interest [Member]
Schedule of Income Tax Attributes to Carry Forward [Line Items]
Income tax attributes to carry forward	$ 524,822
Expiry date	Indefinite
US non-capital losses [Member]
Schedule of Income Tax Attributes to Carry Forward [Line Items]
Income tax attributes to carry forward	$ 662
Expiry date	2045
US tax basis of mineral interest [Member]
Schedule of Income Tax Attributes to Carry Forward [Line Items]
Income tax attributes to carry forward	$ 31,161
Expiry date	Indefinite